                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                                   ----------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                  Copy to:
 Karen Jacoppo-Wood, Vice President and          Timothy W. Diggins, Esq.
           Managing Counsel                            Ropes & Gray
  State Street Bank and Trust Company             One International Place
    2 Avenue de Lafayette, 6th Floor         Boston, Massachusetts 02110-2624
      Boston, Massachusetts 02111

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1. SHAREHOLDER REPORT.

                       STATE STREET EQUITY 500 INDEX FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2006

STATE STREET EQUITY 500 INDEX FUND

ADMINISTRATIVE SHARES

GROWTH OF A $10,000 INVESTMENT (A)

(GRAPH)

INVESTMENT PERFORMANCE (A)
For the Fiscal Year Ended December 31, 2006

---------------------------------------------------------------------------------------------------
                                                                                TOTAL RETURN
                                   TOTAL RETURN        TOTAL RETURN       AVERAGE ANNUALIZED SINCE
                                  ONE YEAR ENDED     FIVE YEARS ENDED    COMMENCEMENT OF OPERATIONS
                                 DECEMBER 31, 2006   DECEMBER 31, 2006        (APRIL 18, 2001)
---------------------------------------------------------------------------------------------------
 State Street Equity 500 Index
  Fund Administrative Shares          15.52%               5.93%                   4.63%
 S&P 500(R) Index (b)                 15.79%               6.19%                   4.90%
---------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Fund's costs in two ways:

- BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

- BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class's costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case -- because the return used is not the Class's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

STATE STREET EQUITY 500 INDEX FUND

Six Months Ended December 31, 2006

------------------------------------------------------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE     EXPENSES PAID
                                              JULY 1, 2006    DECEMBER 31, 2006   DURING PERIOD*
------------------------------------------------------------------------------------------------
 BASED ON ACTUAL CLASS RETURN
------------------------------------------------------------------------------------------------
 Administrative Shares                          $1,000.00         $1,126.00           $1.31
------------------------------------------------------------------------------------------------
 Service Shares                                 $1,000.00         $1,125.50           $1.85
------------------------------------------------------------------------------------------------
 Class R Shares                                 $1,000.00         $1,123.40           $3.72
------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL (5% RETURN BEFORE
 EXPENSES)
------------------------------------------------------------------------------------------------
 Administrative Shares                          $1,000.00         $1,023.97           $1.25
------------------------------------------------------------------------------------------------
 Service Shares                                 $1,000.00         $1,023.47           $1.76
------------------------------------------------------------------------------------------------
 Class R Shares                                 $1,000.00         $1,021.70           $3.54
------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2006 were 0.245%, 0.345% and 0.695%, respectively, which include each Class's proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
  Investment in State Street Equity 500 Index Portfolio, at
     value (identified cost $189,030,468)(Note 1)             $269,148,527
  Receivable for Fund shares sold                                  536,638
                                                              ------------
                                                               269,685,165
LIABILITIES
  Payable for Fund shares repurchased                              130,654
  Distribution fees payable (Note 3)                                40,962
  Administration fees payable (Note 3)                              10,398
                                                              ------------
                                                                   182,014
                                                              ------------
NET ASSETS                                                    $269,503,151
                                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital                                             $228,565,243
  Undistributed net investment income                               24,296
  Accumulated net realized loss                                (39,204,447)
  Net unrealized appreciation on investments                    80,118,059
                                                              ------------
NET ASSETS                                                    $269,503,151
                                                              ============
ADMINISTRATIVE SHARES:
NET ASSETS                                                    $206,606,797
  Shares of beneficial interest outstanding                     17,459,846
  Offering, net asset value, and redemption price per share   $      11.83
                                                              ============
SERVICE SHARES:
NET ASSETS                                                    $ 59,792,138
  Shares of beneficial interest outstanding                      5,057,507
  Offering, net asset value, and redemption price per share   $      11.82
                                                              ============
CLASS R SHARES:
NET ASSETS                                                    $  3,104,216
  Shares of beneficial interest outstanding                        262,518
  Offering, net asset value, and redemption price per share   $      11.82
                                                              ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INCOME
  Dividend income allocated from Portfolio (Note 2)            $ 4,553,933
  Interest income allocated from Portfolio (Note 2)                266,407
  Expenses allocated from Portfolio (Note 3)                      (108,965)
                                                               -----------
                                                                 4,711,375
                                                               -----------
EXPENSES
  Distribution fees (Note 3)
     Administrative Shares                                         295,216
     Service Shares                                                109,695
     Class R Shares                                                  8,045
  Administration fees (Note 3)                                     121,014
                                                               -----------
                                                                   533,970
                                                               -----------
NET INVESTMENT INCOME                                            4,177,405
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain allocated from Portfolio on:
  Investments                                                      441,419
  Futures                                                          488,127
                                                               -----------
                                                                   929,546
                                                               -----------
Change in net unrealized appreciation (depreciation)
  allocated from Portfolio on:
  Investments                                                   30,043,144
  Futures                                                           69,340
                                                               -----------
                                                                30,112,484
                                                               -----------
Net realized and unrealized gain                                31,042,030
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $35,219,435
                                                               ===========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2006   December 31, 2005
                                                         -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net investment income                                    $  4,177,405        $  3,600,373
  Net realized gain (loss) on investments and futures           929,546            (475,479)
  Change in net unrealized appreciation (depreciation)       30,112,484           7,441,912
                                                           ------------        ------------
  Net increase in net assets resulting from operations       35,219,435          10,566,806
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Administrative Shares                                   (3,273,491)         (3,052,167)
     Service Shares                                            (825,229)           (545,057)
     Class R Shares                                             (35,241)               (733)
                                                           ------------        ------------
     Total Distributions                                     (4,133,961)         (3,597,957)
                                                           ------------        ------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
ADMINISTRATIVE SHARES
  Shares sold                                                 5,970,867           5,756,110
  Reinvestment of distributions                               3,273,491           3,052,167
  Shares redeemed                                           (23,617,403)        (19,132,510)
                                                           ------------        ------------
       Net decrease from capital share transactions         (14,373,045)        (10,324,233)
                                                           ------------        ------------
SERVICE SHARES
  Shares sold                                                20,588,281          29,647,410
  Reinvestment of distributions                                 825,229             545,057
  Shares redeemed                                            (6,309,109)         (5,514,495)
                                                           ------------        ------------
       Net increase from capital share transactions          15,104,401          24,677,972
                                                           ------------        ------------
CLASS R SHARES
  Shares sold                                                 2,990,069             111,556
  Reinvestment of distributions                                  35,241                 733
  Shares redeemed                                              (255,948)             (6,269)
                                                           ------------        ------------
     Net increase from capital share transactions             2,769,362             106,020
                                                           ------------        ------------
  Net increase in net assets                                 34,586,192          21,428,608
NET ASSETS, BEGINNING OF PERIOD                             234,916,959         213,488,351
                                                           ------------        ------------
NET ASSETS, END OF PERIOD                                  $269,503,151        $234,916,959
                                                           ============        ============
Undistributed net investment income                        $     24,296        $     12,828
                                                           ============        ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                                              For the             For the
                                                            Year Ended          Year Ended
                                                         December 31, 2006   December 31, 2005
                                                         -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
  Shares sold                                                  545,516             571,565
  Reinvestment of distributions                                275,315             297,852
  Shares redeemed                                           (2,167,653)         (1,910,934)
                                                            ----------          ----------
     Net decrease in shares                                 (1,346,822)         (1,041,517)
                                                            ==========          ==========
SERVICE SHARES
  Shares sold                                                1,799,805           2,969,168
  Reinvestment of distributions                                 69,464              53,159
  Shares redeemed                                             (570,899)           (547,126)
                                                            ----------          ----------
     Net increase in shares                                  1,298,370           2,475,201
                                                            ==========          ==========
CLASS R SHARES*
  Shares sold                                                  272,714              10,664
  Reinvestment of distributions                                  2,966                  70
  Shares redeemed                                              (23,284)               (612)
                                                            ----------          ----------
     Net increase in shares                                    252,396              10,122
                                                            ==========          ==========

---------------
* Class R Shares commenced operations on June 7, 2005

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                 Year        Year       Year       Year       Year
                                                Ended       Ended      Ended      Ended      Ended
                                               12/31/06    12/31/05   12/31/04   12/31/03   12/31/02
                                               --------    --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE(A):
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.41    $  10.10   $   9.34   $   7.36   $   9.62
                                               --------    --------   --------   --------   --------
INVESTMENT OPERATIONS:
  Net investment income                            0.19*       0.17*      0.17*      0.13*      0.11
  Net realized and unrealized gain (loss) on
    investments                                    1.42        0.30       0.82       1.95      (2.26)
                                               --------    --------   --------   --------   --------
    Total from investment operations               1.61        0.47       0.99       2.08      (2.15)
                                               --------    --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.19)      (0.16)     (0.23)     (0.10)     (0.11)
                                               --------    --------   --------   --------   --------
  Net increase (decrease) in net assets            1.42        0.31       0.76       1.98      (2.26)
                                               --------    --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD                 $  11.83    $  10.41   $  10.10   $   9.34   $   7.36
                                               ========    ========   ========   ========   ========
TOTAL RETURN(B)                                   15.52%       4.66%     10.63%     28.37%    (22.31)%
                                               ========    ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)             $206,607    $195,725   $200,524   $182,037   $136,615
  Ratios to average net assets:
    Operating expenses                            0.245%      0.245%     0.245%     0.245%     0.245%
    Net investment income                          1.75%       1.64%      1.78%      1.54%      1.37%
  Portfolio turnover rate                            10%          8%         9%        12%        13%

---------------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                 Year        Year        Year        Period
                                                Ended       Ended       Ended         Ended
                                               12/31/06    12/31/05    12/31/04    12/31/03(a)
                                               --------    --------    --------    -----------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD           $ 10.40     $ 10.10     $  9.33       $  6.94
                                               -------     -------     -------       -------
INVESTMENT OPERATIONS:
  Net investment income                           0.18*       0.16*       0.16*         0.10*
  Net realized and unrealized gain on
     investments                                  1.42        0.30        0.83          2.38
                                               -------     -------     -------       -------
     Total from investment operations             1.60        0.46        0.99          2.48
                                               -------     -------     -------       -------
LESS DISTRIBUTIONS FROM:
  Net investment income                          (0.18)      (0.16)      (0.22)        (0.09)
                                               -------     -------     -------       -------
  Net increase in net assets                      1.42        0.30        0.77          2.39
                                               -------     -------     -------       -------
NET ASSET VALUE, END OF PERIOD                 $ 11.82     $ 10.40     $ 10.10       $  9.33
                                               =======     =======     =======       =======
TOTAL RETURN(C)                                  15.41%       4.56%      10.51%        35.71%
                                               =======     =======     =======       =======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)             $59,792     $39,086     $12,964       $84,244
  Ratios to average net assets:
     Operating expenses                          0.345%      0.345%      0.345%        0.345%(d)
     Net investment income                        1.65%       1.56%       1.67%         1.45%(d)
  Portfolio turnover rate                           10%          8%          9%           12%

---------------
(a) Service Shares commenced operations on March 10, 2003.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                Year        Period
                                                               Ended         Ended
                                                              12/31/06   12/31/2005(a)
                                                              --------   -------------
PER SHARE OPERATING PERFORMANCE(B):
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.40       $ 9.98
                                                               ------       ------
INVESTMENT OPERATIONS:
  Net investment income                                          0.15*        0.08*
  Net realized and unrealized gain on investments                1.41         0.41
                                                               ------       ------
     Total from investment operations                            1.56         0.49
                                                               ------       ------
LESS DISTRIBUTIONS FROM:
  Net investment income                                         (0.14)       (0.07)
                                                               ------       ------
  Net increase in net assets                                     1.42         0.42
                                                               ------       ------
NET ASSET VALUE, END OF PERIOD                                 $11.82       $10.40
                                                               ======       ======
TOTAL RETURN(C)                                                 15.02%        4.92%
                                                               ======       ======
RATIOS AND SUPPLEMENTAL DATA:
  Net Assets, End of Period (000s)                             $3,104       $  105
  Ratios to average net assets:
     Operating expenses                                         0.695%       0.650%(d)
     Net investment income                                       1.33%        1.37%(d)
  Portfolio turnover rate                                          10%           8%

---------------
(a) Class R Shares commenced operations on June 7, 2005.
(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.
(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.
(d) Annualized.
*   Net investment income per share calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2006, the Fund and the State Street Institutional Liquid Reserves Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares (formerly Class A Shares), Service Shares (formerly Class B Shares) and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003, and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (9.728% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION -- The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2006

Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS -- Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The tax character of distributions paid to shareholders during the year ended December 31, 2006 and 2005 were as follows:.

                                                                   2006          2005
                                                                ----------    ----------
Ordinary income                                                 $4,133,961    $3,597,957

At December 31, 2006 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                   $      8,184
Capital loss carryover                                          $(27,229,016)
Post-October 2006 loss deferral                                 $    (37,762)
Unrealized appreciation                                         $ 68,196,502
                                                                ------------
Total                                                           $ 40,937,908

At December 31, 2006, the difference between book basis and tax basis components of net assets were primarily attributable to wash sale loss deferrals, tax basis allocation of securities and futures gain/loss, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

FEDERAL INCOME TAXES -- The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These book tax differences are primarily due to wash sales loss deferrals, tax basis allocation of securities and futures gain/loss, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2006

At December 31, 2006, the Fund had capital loss carry forwards in the amount of $27,229,016, of which $18,165,550, $7,776,419, $78,263, $357,924, $216,052 and
$634,808 may be utilized to offset future net realized capital gains until expiration dates of December 31, 2009, December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014, respectively. Post-October losses of $37,762 were deferred to the beginning of next year.

At December 31, 2006, the cost of investments computed on a federal income tax basis was $200,952,025, resulting in $68,196,502 of unrealized appreciation. The differences between book and tax cost amounts are primarily due to wash sales deferrals.

USE OF ESTIMATES -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio pays a unitary fee of 0.045% of its average daily net assets to State Street Bank & Trust Company ("State Street") for SSgA Funds Management, Inc.'s ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street, services as the investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses). For the period ended December 31, 2006, the Fund's pro-rata share of these expenses amounted to $108,965. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. State Street is also the administrator for the Fund, the custodian for the Fund's assets, and serves as the transfer agent to the Fund. As compensation for its services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Fund, including ordinary legal and audit expenses), State Street receives a fee at an annual rate of 0.05% of average daily net assets of the Fund. Under this arrangement, the Fund's expenses for the period ended December 31, 2006 amounted to $121,014.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.25% of average daily net assets for Service Shares of the Fund, an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the period ended December 31, 2006, the Fund accrued $412,956, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2006

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Fund's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

6. TAX INFORMATION -- (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2006:

State Street Equity 500 Index Fund had 100% of 2006 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of the State Street Institutional Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           -S- Ernst & Young LLP

Boston, Massachusetts
February 22, 2007

STATE STREET EQUITY 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2006

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2006

Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Funds and indirectly to the Funds were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were in all cases lower (except one class with respect to overall expense ratio) than the average for the respective peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests

STATE STREET EQUITY 500 INDEX FUND

DECEMBER 31, 2006

substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust' relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

STATE STREET EQUITY 500 INDEX FUND

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

        -  business addresses and ages;

        -  principal occupations during the past five years; and

        -  other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                             FUND
                                            TERM OF OFFICE AND                              COMPLEX
NAME, ADDRESS, AND DATE  POSITION(S) HELD     LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN     OTHER DIRECTORSHIPS
   OF BIRTH ("DOB")         WITH TRUST            SERVED         DURING PAST FIVE YEARS   BY TRUSTEE*     HELD BY TRUSTEE
-----------------------  ----------------   ------------------   ----------------------   -----------   -------------------
INDEPENDENT TRUSTEES
Michael F. Holland       Trustee and         Term: Indefinite    Chairman, Holland &         12         Trustee, State
Holland & Company, LLC   Chairman of the     Elected: 2/00       Company L.L.C.                         Street Master
375 Park Avenue New      Board                                   (investment adviser)                   Funds; Director,
York, NY 10152                                                   (1995-present).                        the Holland Series
DOB: July 7, 1944                                                                                       Fund, Inc.;
                                                                                                        Director, the China
                                                                                                        Fund, Inc.;
                                                                                                        Chairman and
                                                                                                        Trustee, Scottish
                                                                                                        Widows Investment
                                                                                                        Partnership Trust;
                                                                                                        and Director,
                                                                                                        Reaves Utility
                                                                                                        Income Fund

William L. Boyan         Trustee             Term: Indefinite    Trustee of Old Mutual       12         Trustee, State
State Street                                 Elected: 2/00       South Africa Master                    Street Master
Institutional                                                    Trust (investments)                    Funds; and Trustee,
Investment Trust                                                 (1995-present);                        Old Mutual South
P.O. Box 5049                                                    Chairman emeritus,                     Africa Master Trust
Boston, MA 02206                                                 Children's Hospital
DOB: January 20, 1937                                            (1984-present);
                                                                 Director, Boston Plan
                                                                 For Excellence
                                                                 (non-profit) (1994-
                                                                 present); President
                                                                 and Chief Operations
                                                                 Officer, John Hancock
                                                                 Mutual Life Insurance
                                                                 Company (1959-1999).
                                                                 Mr. Boyan retired in
                                                                 1999.

STATE STREET EQUITY 500 INDEX FUND

                                                                                           NUMBER OF
                                                                                           FUNDS IN
                                                                                             FUND
                                            TERM OF OFFICE AND                              COMPLEX
NAME, ADDRESS, AND DATE  POSITION(S) HELD     LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN     OTHER DIRECTORSHIPS
   OF BIRTH ("DOB")         WITH TRUST            SERVED         DURING PAST FIVE YEARS   BY TRUSTEE*     HELD BY TRUSTEE
-----------------------  ----------------   ------------------   ----------------------   -----------   -------------------

Rina K. Spence           Trustee             Term: Indefinite    President of                12         Trustee, State
7 Acacia Street                              Elected: 2/00       SpenceCare                             Street Master
Cambridge, MA 02138                                              International LLC                      Funds; Director,
DOB: October 24, 1948                                            (1998-present); Member                 Berkshire Life
                                                                 of the Advisory Board,                 Insurance Company
                                                                 Ingenium Corp.                         of America; and
                                                                 (technology company)                   Director,
                                                                 (2001-present); Chief                  IEmily.com
                                                                 Executive Officer,
                                                                 IEmily.com (internet
                                                                 company) (2000-2001);
                                                                 Chief Executive
                                                                 Officer of Consensus
                                                                 Pharmaceutical, Inc.
                                                                 (1998-1999); Founder,
                                                                 President and Chief
                                                                 Executive Officer of
                                                                 Spence Center for
                                                                 Women's Health
                                                                 (1994-1998); Trustee,
                                                                 Eastern Enterprise
                                                                 (utilities)
                                                                 (1988-2000).

Douglas T. Williams      Trustee             Term: Indefinite    Executive Vice              12         Trustee, State
State Street                                 Elected: 2/00       President of Chase                     Street Master Funds
Institutional                                                    Manhattan Bank
Investment Trust                                                 (1987-1999). Mr.
P.O. Box 5049                                                    Williams retired in
Boston, MA 02206                                                 1999.
DOB: December 23, 1940

-------------------------

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

STATE STREET EQUITY 500 INDEX FUND

                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                                                                                  FUND
                                               TERM OF OFFICE AND                               COMPLEX
 NAME, ADDRESS, AND DATE    POSITION(S) HELD     LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY    OTHER DIRECTORSHIPS
     OF BIRTH ("DOB")          WITH TRUST            SERVED         DURING PAST FIVE YEARS*     TRUSTEE        HELD BY TRUSTEE
 -----------------------    ----------------   ------------------   -----------------------   ------------   -------------------
EXECUTIVE OFFICERS
James E. Ross SSgA Funds    President           Term: Indefinite    President, SSgA Funds         --                 --
Management, Inc.                                Elected: 4/05       Management, Inc.
State Street                                                        (2005-present);
Financial Center                                                    Principal, SSgA Funds
One Lincoln Street                                                  Management, Inc.
Boston, MA 02111                                                    (2001-2005); Senior
DOB: June 24, 1965                                                  Managing Director,
                                                                    State Street Global
                                                                    Advisors (March 2006-
                                                                    present); Principal,
                                                                    State Street Global
                                                                    Advisers (March
                                                                    2000-March 2006)

Gary L. French              Treasurer           Term: Indefinite    Senior Vice President         --                 --
State Street Bank and                           Elected: 5/05       of State Street Bank
Trust Company                                                       and Trust Company
2 Avenue de Lafayette                                               (2002-present);
Boston, MA 02111                                                    Managing Director,
DOB: July 4, 1951                                                   Deutsche Bank
                                                                    (including its
                                                                    predecessor, Scudder
                                                                    Investments), Fund
                                                                    Operations Unit
                                                                    (2001-2002); President,
                                                                    UAM Fund Services (1995
                                                                    to 2001).

Karen Jacoppo-Wood State    Secretary           Term: Indefinite    Vice President and            --                 --
Street Bank and Trust                           Elected: 11/06      Managing Counsel of
Company                                                             State Street Bank and
2 Avenue de Lafayette                                               Trust Company
Boston, MA 02111                                                    (2006-present);
DOB: December 29, 1966                                              Counsel, Pioneer
                                                                    Investment Management
                                                                    USA Inc. (2004 to
                                                                    2006); Vice President
                                                                    and Counsel of State
                                                                    Street Bank and Trust
                                                                    Company (2002-2004).

STATE STREET EQUITY 500 INDEX FUND

                                                                                               NUMBER OF
                                                                                                FUNDS IN
                                                                                                  FUND
                                               TERM OF OFFICE AND                               COMPLEX
 NAME, ADDRESS, AND DATE    POSITION(S) HELD     LENGTH OF TIME      PRINCIPAL OCCUPATION     OVERSEEN BY    OTHER DIRECTORSHIPS
     OF BIRTH ("DOB")          WITH TRUST            SERVED         DURING PAST FIVE YEARS*     TRUSTEE        HELD BY TRUSTEE
 -----------------------    ----------------   ------------------   -----------------------   ------------   -------------------
Peter A. Ambrosini SSgA     Chief Compliance    Term: Indefinite    Senior Principal and          --                 --
Funds Management, Inc.      Officer             Elected: 5/04       Chief Compliance and
State Street                                                        Risk Management
Financial Center                                                    Officer, SSgA Funds
One Lincoln Street                                                  Management, Inc. and
Boston, MA 02111                                                    State Street Global
DOB: December 17, 1943                                              Advisors (2001-
                                                                    present); Managing
                                                                    Director,
                                                                    PricewaterhouseCoopers
                                                                    LLP (1986-2001).

-------------------------

* Each officer may have served in various other capacities for the same organization during the length of time served.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049

Boston, MA 02206

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2006

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Liquid Reserves Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Money Market Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2006 to December 31, 2006.

The table below illustrates your Fund's costs in two ways:

     BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2006

                     Beginning         Ending      Expenses Paid
                   Account Value   Account Value       During
                       7/1/06         12/31/06        Period *
                   -------------   -------------   -------------
Based on Actual
   Fund Return       $1,000.00       $1,026.74         $0.61

Based on
Hypothetical (5%
   return before
   expenses)         $1,000.00       $1,024.60         $0.61

* The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The Fund's annualized average weighted expense ratio as of December 31, 2006 was 0.12%, which includes the Fund's proportionate share of the expenses of the State Street Money Market Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS
   Investment in State Street Money Market Portfolio, at
      value (identified cost $6,195,176,074)
      (Note 1)                                             $6,195,176,074
   Receivable from adviser (Note 3)                               243,081
   Prepaid expenses                                                 1,245
                                                           --------------
      Total assets                                          6,195,420,400
LIABILITIES
   Payables:
      Administration, custody and transfer agent fees
         (Note 3)                                                  13,820
      Distribution fees (Note 3)                                  262,819
      Registration and filing fees                                395,830
      Professional fees                                            21,008
      Accrued expenses and other liabilities                        7,153
                                                           --------------
         Total liabilities                                        700,630
                                                           --------------
NET ASSETS                                                 $6,194,719,770
                                                           ==============
NET ASSETS CONSIST OF:
   Paid-in capital                                          6,194,717,114
   Undistributed net investment income                              2,656
                                                           --------------
NET ASSETS                                                 $6,194,719,770
                                                           ==============
Shares of beneficial interest outstanding                   6,194,717,114
Offering, net asset value, and redemption price per
   share                                                   $         1.00
                                                           ==============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

INCOME
   Interest income allocated from Portfolio (Note 2)         $231,156,655
   Expenses allocated from Portfolio (Note 3)                  (4,485,970)
                                                             ------------
                                                              226,670,685
                                                             ============
EXPENSES
   Distribution fees (Note 3)                                   2,241,997
   Professional fees                                               17,034
   Administration and custody fees (Note 3)                        37,000
   Transfer agent fees (Note 3)                                    47,419
   Registration and filing fees                                   475,672
   Other expenses                                                  50,250
                                                             ------------
      Total Expenses                                            2,869,372
   Less: Fee reimbursements by investment adviser (Note 3)     (1,974,550)
                                                             ============
      Total Net Expenses                                          894,822
                                                             ============
NET INVESTMENT INCOME                                        $225,775,863
                                                             ============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                               For the             For the
                                                              Year Ended          Year Ended
                                                          December 31, 2006   December 31, 2005
                                                          -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM:
OPERATIONS:
   Net investment income                                  $    225,775,863     $    26,457,473
   Net realized gain on investments                                     --               2,656
                                                          ----------------     ---------------
   Net increase in net assets resulting from operations        225,775,863          26,460,129
                                                          ----------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (225,775,863)        (26,457,473)
                                                          ----------------     ---------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                              16,772,257,102       8,537,642,570
   Reinvestment of distributions                               225,775,863          26,457,473
   Shares redeemed                                         (12,443,060,197)     (7,305,993,589)
                                                          ----------------     ---------------
      Net increase from capital share transactions           4,554,972,768       1,258,106,454
                                                          ----------------     ---------------
   Net increase in net assets                                4,554,972,768       1,258,109,110
NET ASSETS, BEGINNING OF PERIOD                              1,639,747,002         381,637,892
                                                          ----------------     ---------------
NET ASSETS, END OF PERIOD                                 $  6,194,719,770     $ 1,639,747,002
                                                          ================     ===============
CHANGES IN SHARES:
   Shares sold                                              16,772,257,102       8,537,642,570
   Reinvestment of distributions                               225,775,863          26,457,473
   Shares redeemed                                         (12,443,060,197)     (7,305,993,589)
                                                          ----------------     ---------------
      Net increase in shares                                 4,554,972,768       1,258,106,454
                                                          ================     ===============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period:

                                                   YEAR         YEAR          PERIOD
                                                   ENDED        ENDED         ENDED
                                                12/31/2006   12/31/2005    12/31/2004*
                                                ----------   ----------    -----------
PER SHARE OPERATING PERFORMANCE (A):
NET ASSET VALUE, BEGINNING OF PERIOD            $   1.0000   $   1.0000      $ 1.0000
                                                ----------   ----------      --------
INVESTMENT OPERATIONS:
   Net investment income                            0.0496       0.0315        0.0066
                                                ----------   ----------      --------
   Gain (loss) on investments                           --       0.0000**          --
                                                ----------   ----------      --------
      Total from investment operations              0.0496       0.0315        0.0067
                                                ----------   ----------      --------
LESS DISTRIBUTIONS FROM:
Net investment income                              (0.0496)     (0.0315)      (0.0066)
                                                ----------   ----------      --------
NET ASSET VALUE, END OF PERIOD                  $   1.0000   $   1.0000      $ 1.0000
                                                ----------   ----------      --------
TOTAL RETURN (B)                                      5.07%        3.19%         0.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $6,194,720   $1,639,747      $381,638
Ratio of gross expenses to average net assets         0.17%        0.17%         0.23%***
Ratio of net expenses to average net assets           0.12%        0.14%         0.15%***
Ratio of net investment income
   to average net assets                              5.07%        3.30%         1.67%***
Voluntary expense reimbursement (c)                   0.03%        0.01%           --

----------
*    The Fund commenced operations on August 12, 2004.

**   Amount is less than $0.0001

***  Annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Money Market Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund and the State Street U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on August 12, 2004. As of December 31, 2006, the Fund and the State Street Equity 500 Index Fund were the only series of the Trust that had commenced operations.

It is the policy of the Fund to maintain a stable net asset value per share of $1.00. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

The Fund invests all of its investable assets in interests in the State Street Money Market Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.97% at December 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The tax character of distributions paid to shareholders during the period ended December 31, 2006 and December 31, 2005 was $225,775,863 and $26,457,473 of ordinary income, respectively. At December 31, 2006, the components of distributable earnings on a tax basis were as follows: Undistributed ordinary income - $2,656.

FEDERAL INCOME TAXES -The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) on an annual basis at 0.05% of the Fund's average daily net assets until November 1, 2007. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of the Fund (not including the pass-through expenses of the Portfolio) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

time without notice. For the year ended December 31, 2006, SSgA FM reimbursed the Fund $1,974,550 under these agreements.

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the year ended December 31, 2006, the Fund accrued $2,241,997, which is payable to State Street Global Markets LLC, for services provided to the Fund's shareholders.

4. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a NAV is calculated preceding the Fund's 2007 semi-annual report, June 29, 2007. Management continues to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In addition, in September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2006

measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Liquid Reserves Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Institutional Liquid Reserves Fund (one of the funds constituting State Street Institutional Investment Trust) (the Fund) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund of the State Street Institutional Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 22, 2007

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 30, 2006 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement,
(ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder money-market fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.6 trillion in assets under management as of September 30, 2006. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser indirectly to the Fund was appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Fund's performance had been above average for its Lipper peer group for the one-year and year-to-date periods ending September 30, 2006. Accordingly, they concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended September 30, 2006. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Trustees noted that the Adviser does not receive any advisory fees from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
DECEMBER 31, 2006

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Fund's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     business addresses and ages;
     principal occupations during the past five years; and other directorships of publicly traded companies or funds.

As of December 31, 2006, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                             NUMBER
                                                                                               OF
                                                                                            FUNDS IN
                                                                                              FUND
                                                                                             COMPLEX
NAME, ADDRESS,              POSITION(S)   TERM OF OFFICE                                    OVERSEEN
AND DATE OF BIRTH            HELD WITH     AND LENGTH OF         PRINCIPAL OCCUPATION          BY      OTHER DIRECTORSHIPS HELD BY
("DOB")                        TRUST        TIME SERVED         DURING PAST FIVE YEARS      TRUSTEE*             TRUSTEE
-----------------           -----------  ----------------  -------------------------------  --------  ----------------------------
INDEPENDENT TRUSTEES

Michael F. Holland          Trustee and  Term: Indefinite  Chairman, Holland & Company      12        Trustee, State Street Master
Holland & Company,          Chairman of                    L.L.C. (investment adviser)                Funds; Director, the Holland
LLC                         the Board    Elected: 2/00     (1995 - present).                          Series Fund, Inc.; Director,
375 Park Avenue                                                                                       the China Fund, Inc.;
New York, NY 10152                                                                                    Chairman and Trustee,
                                                                                                      Scottish Widows Investment
DOB: July 7, 1944                                                                                     Partnership Trust; and
                                                                                                      Director, Reaves Utility
                                                                                                      Income Fund

William L. Boyan            Trustee      Term: Indefinite  Trustee of Old Mutual South      12        Trustee, State Street Master
State Street Institutional                                 Africa Master Trust                        Funds; and Trustee, Old
Investment Trust                         Elected: 2/00     (investments) (1995 - present);            Mutual South Africa Master
P.O. Box 5049                                              Chairman emeritus, Children's              Trust
Boston, MA 02206                                           Hospital (1984 - present);
                                                           Director, Boston Plan For
DOB: January 20, 1937                                      Excellence (non-profit) (1994 -
                                                           present); President and Chief
                                                           Operations Officer, John
                                                           Hancock Mutual Life Insurance
                                                           Company (1959 - 1999). Mr.
                                                           Boyan retired in 1999.

Rina K. Spence              Trustee      Term: Indefinite  President of SpenceCare          12        Trustee, State Street Master
7 Acacia Street                                            International LLC (1998 -                  Funds; Director, Berkshire
Cambridge, MA 02138                      Elected: 2/00     present); Member of the                    Life Insurance Company of
                                                           Advisory Board, Ingenium Corp.             America; and Director,
DOB: October 24, 1948                                      (technology company) (2001 -               IEmily.com
                                                           present); Chief Executive
                                                           Officer, IEmily.com (internet
                                                           company) (2000 - 2001); Chief
                                                           Executive Officer of Consensus
                                                           Pharmaceutical, Inc. (1998 -
                                                           1999); Founder, President and
                                                           Chief Executive Officer of
                                                           Spence Center for Women's
                                                           Health (1994 - 1998); Trustee,
                                                           Eastern Enterprise (utilities)
                                                           (1988 - 2000).

Douglas T. Williams         Trustee      Term: Indefinite  Executive Vice President of      12        Trustee, State Street Master
State Street Institutional                                 Chase Manhattan Bank (1987 -               Funds
Investment Trust                         Elected: 2/00     1999). Mr. Williams retired in
P.O. Box 5049                                              1999.
Boston, MA 02206

DOB: December 23, 1940

* The "Fund Complex" consists of six series of the Trust and six series of State Street Master Funds.

                                                                                         NUMBER
                                                                                           OF
                                                                                        FUNDS IN
                                                                                          FUND
                                                                                         COMPLEX
NAME, ADDRESS,          POSITION(S)   TERM OF OFFICE                                    OVERSEEN
AND DATE OF BIRTH        HELD WITH     AND LENGTH OF         PRINCIPAL OCCUPATION          BY      OTHER DIRECTORSHIPS HELD BY
("DOB")                    TRUST        TIME SERVED        DURING PAST FIVE YEARS*       TRUSTEE             TRUSTEE
-----------------       -----------  ----------------  -------------------------------  --------  ----------------------------
EXECUTIVE OFFICERS

James E. Ross           President    Term: Indefinite  President, SSgA Funds            --        --
SSgA Funds                                             Management, inc. (2005 -
Management, Inc.                     Elected: 4/05     present); Principal, SSgA Funds
State Street Financial                                 Management, Inc. (2001 - 2005);
Center                                                 Senior Managing Director, State
One Lincoln Street                                     Street Global Advisors (March
Boston, MA 02111                                       2006 - present); Principal,
                                                       State Street Global Advisers
DOB: June 24, 1965                                     (March 2000 - March 2006)

Gary L. French          Treasurer    Term: Indefinite  Senior Vice President of State   --        --
State Street Bank and                                  Street Bank and Trust Company
Trust Company                        Elected: 5/05     (2002 - present); Managing
2 Avenue de Lafayette                                  Director, Deutsche Bank
Boston, MA 02111                                       (including its predecessor,
                                                       Scudder Investments), Fund
DOB: July 4, 1951                                      Operations Unit (2001-2002);
                                                       President, UAM Fund Services
                                                       (1995 to 2001).

Karen Jacoppo-Wood      Secretary    Term: Indefinite  Vice President and Managing      --        --
State Street Bank and                                  Counsel of State Street Bank
Trust Company                        Elected: 11/06    and Trust Company (2006 -
2 Avenue de Lafayette                                  present); Counsel, Pioneer
Boston, MA 02111                                       Investment Management USA Inc.
                                                       (2004 to 2006); Vice President
DOB: December 29, 1966                                 and Counsel of State Street
                                                       Bank and Trust Company
                                                       (2002-2004).

Peter A. Ambrosini      Chief        Term: Indefinite  Senior Principal and Chief       --        --
SSgA Funds              Compliance                     Compliance and Risk Management
Management, Inc.        Officer      Elected: 5/04     Officer, SSgA Funds Management,
State Street Financial                                 Inc. and State Street Global
Center                                                 Advisors (2001-present);
One Lincoln Street                                     Managing Director,
Boston, MA 02111                                       PricewaterhouseCoopers LLP
                                                       (1986- 2001).
DOB: December 17, 1943

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

TRANSFER AGENT
ALPS Fund Services, Inc.
1625 Broadway, Suite 2200
Denver, CO 80202

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2006, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $28,500 and $27,000, respectively.

     (b)  Audit-Related Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

     (c)  Tax Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $11,000 and $10,500, respectively. Such tax services included the review of income and excise tax returns for the Trust.

     (d)  All Other Fees

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

          For the fiscal years ended December 31, 2006 and December 31, 2005, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

     (e)(1) Audit Committee Pre-Approval Policies and Procedures

          The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

               "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                    1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; or

                    2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                         (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

               De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

               Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

               Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

     (e)(2) Percentages of Services

          None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

     (f)  Not applicable.

     (g)  Total Fees Paid By Adviser and Certain Affiliates

          For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $4,500,000 and $3,561,000, respectively.

     (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of the Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET INSTITUTIONAL INVESTMENT TRUST


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    (Principal Executive Officer)
    President

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    (Principal Executive Officer)
    President

Date: February 23, 2007


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    (Principal Financial Officer)
    Treasurer

Date: February 23, 2007